Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 41,725	$ 6,255	$ 168
Accounts receivable	85,000	95,623
Prepaid expenses and other current assets	11,079	854	5,519
Total current assets	137,804	102,732	5,687
Property and equipment, net	8,589	13,735	13,678
Total assets	146,393	116,467	19,365
Current liabilities:
Accounts payable	3,011,769	3,341,905	1,857,911
Accounts payable- related party	1,420	62,469	48,064
Accrued expenses	1,437,365	1,840,537	1,958,403
Warrant derivative liability	8,990,943	12,796,146	847,791
Conversion option derivative liability	3,590,660	5,411,187
Short-term debt, net of unamortized discounts	184,411	150,000	100,000
Short-term debt- related party, net of unamortized discounts		670,848	150,000
Convertible debt, net of unamortized discounts	1,554,733	1,123,818	673,389
Advances - related party	350,000	110,000	428,150
Total current liabilities	19,121,301	25,506,910	6,063,708
Total liabilities	19,121,301	25,506,910	6,063,708
Stockholders' deficit:
Common stock	5,919	5,148	4,431
Additional paid-in capital	188,751,460	176,108,887	172,139,185
Accumulated deficit	(207,732,287)	(201,504,478)	(178,187,959)
Total stockholders' deficit	(18,974,908)	(25,390,443)	(6,044,343)
Total liabilities and stockholders' deficit	$ 146,393	$ 116,467	$ 19,365